Stock Issuance	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Stock Issuance

NOTE 7 – STOCK ISSUANCE

During the six-months ended June 30, 2015, the Company sold securities in a self-directed offering in the aggregate amount of $1,125,222 at $0.30 per unit, which included the conversion of the $30,000 note payable and $222 in accrued interest. Each unit consisted of one share of restricted common stock (3,750,729 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.